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                           MFS MUNICIPAL SERIES TRUST
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000


                                        July 31, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS Municipal Series Trust (the "Trust") (File Nos. 2-92915 and 811-4096) on behalf of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the series of the Trust do not differ from those contained in Post-Effective Amendment No. 32 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The
Amendment was filed electronically on July 22, 1998. The Statements of Additional Information for these series are being filed pursuant to Rule 497(c), as they contain corrected performance quotations.

         Please call the undersigned or Annamarie D'Angelo at (617) 954-5180 or
(800) 343-2829  with any questions you may have.

                                        Very truly yours,


                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary
JRB/bjn